EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of distribution of capital

	12.31.2023		12.31.2022
Shareholders	Number	%	Number	%
Controlling Group	1,244,240,476	75.29%	1,244,241,119	74.20%
Telefónica Latinoamérica Holding, S.L.	634,398,912	38.38%	634,399,555	37.83%
Telefónica	608,905,051	36.85%	608,905,051	36.31%
Telefónica Chile	936,513	0.06%	936,513	0.06%
Other shareholders	408,343,528	24.71%	419,315,612	25.00%
Treasury Shares	4,356	—%	13,381,540	0.80%
Total shares	1,652,588,360	100.00%	1,676,938,271	100.00%
Treasury Shares	(4,356)		(13,381,540)
Total shares outstanding	1,652,584,004		1,663,556,731

Book value per outstanding share:
On 12.31.2023				R$	42.10
On 12.31.2022				R$	41.12

Schedule of treasury shares

	Number of shares			Values
	Capital reserves	Income reserves	Total	Capital reserves	Income reserves	Total
Equity on December 31, 2021	14,046,652	—	14,046,652	(606,536)	—	(606,536)
Share buybacks	13,381,200	—	13,381,200	(607,429)	—	(607,429)
Right of recess (Garliava Note 1.c.3)	340	—	340	(14)	—	(14)
Share cancellations	(14,046,652)	—	(14,046,652)	606,536	—	606,536
Equity on December 31, 2022	13,381,540	—	13,381,540	(607,443)	—	(607,443)
Share buybacks	3,648,542	7,324,185	10,972,727	(86,337)	(402,421)	(488,758)
Share cancellations	(17,025,726)	(7,324,185)	(24,349,911)	693,586	402,421	1,096,007
Equity on December 31, 2023	4,356	—	4,356	(194)	—	(194)

Schedule of calculation of dividends and interest on equity

	2023	2022
Net income for the year	5,029,389	4,085,013
(-) Allocation to legal reserve	(251,470)	(204,250)
(-) Tax incentives – not distributable	(99,132)	(95,095)
Adjusted net income	4,678,787	3,785,668

Dividend and IOE allocated for the year:	(2,586,000)	(3,075,000)
Interim interest on equity (gross)	(2,586,000)	(2,075,000)
Interim dividends	—	(1,000,000)

Unallocated net profit balance	2,092,787	710,668

(+) Unclaimed dividends and interest on equity	139,766	167,449
(-) Actuarial losses recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(99,160)	(51,386)
Income available for allocation	2,133,393	826,731

Proposal for allocation:
Proposed additional dividends – Net income for the year
Share cancellation - share repurchase programs	402,421	—
Reserve for shareholder remuneration and investments (2023) / Proposed additional dividends (2022)	1,730,972	826,731
Total	2,133,393	826,731

Mandatory minimum dividend – 25% of adjusted net income	1,169,697	946,417

Schedule of allocation of interim dividends and interest on equity
The amounts of IOE are calculated and presented net of Withholding Income Tax (“IRRF”). Exempt shareholders received the full IOE amount, without withholding income tax at source.
In 2023
At meetings of the Company's Board of Directors, ad referendum of the General Shareholders' Meeting ("AGM") to be held on April 11, 2024, approved the distribution of interim interest on equity, for the year of 2023, pursuant to article 26 of the Company's Bylaws, Article 9 of Law No. 9,249/95 and CVM Resolution No. 683/12, which will be imputed to the minimum mandatory dividend for the 2023 year, as follows:

	Dates			Gross Amount
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Amount per Share, Net
IOE	02.15.2023	02.28.2023	10.18.2023	106,000	90,100	0.054206
IOE	03.15.2023	03.31.2023	10.18.2023	290,000	246,500	0.148347
IOE	05.15.2023	05.31.2023	until 04.30.2024	320,000	272,000	0.163864
IOE	07.17.2023	07.31.2023	until 04.30.2024	405,000	344,250	0.207620
IOE	08.15.2023	08.31.2023	until 04.30.2024	265,000	225,250	0.135975
IOE	09.11.2023	09.22.2023	until 04.30.2024	200,000	170,000	0.102623
IOE	10.10.2023	10.23.2023	until 04.30.2024	150,000	127,500	0.076989
IOE	12.14.2023	12.26.2023	until 04.30.2024	850,000	722,500	0.437194
	Total			2,586,000	2,198,100
In 2022
In the AGM held on April 13, 2023, the financial statements and allocations of the result for the year 2022 were approved by majority vote of the holders of common shares present.
During the 2022 financial year, the Company allocated intermediate dividends and interest on equity, which were allocated to the minimum mandatory dividends and proposed additional dividends, as follows:

	Dates			Gross Amount
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Amount per Share, Net
IOE	02.16.2022	02.25.2022	04.18.2023	180,000	153,000	0.091286
IOE	03.17.2022	03.31.2022	04.18.2023	250,000	212,500	0.126898
IOE	04.13.2022	04.29.2022	04.18.2023	150,000	127,500	0.076179
IOE	06.14.2022	06.30.2022	04.18.2023	480,000	408,000	0.244216
IOE	08.19.2022	08.31.2022	04.18.2023	300,000	255,000	0.152788
IOE	12.09.2022	12.29.2022	04.18.2023	715,000	607,750	0.365332
Dividends	12.09.2022	12.29.2022	07.18.2023	1,000,000	1,000,000	0.601122
Proposed additional dividends	04.13.2023	04.13.2023	07.18.2023	826,731	826,731	0.497538
Total				3,901,731	3,590,481

Schedule of changes in equity valuation adjustment

	Currency translation effects – foreign investments	Financial assets at fair value through other comprehensive income	Derivative transactions	Total
Balance on December 31, 2021	77,640	(9,074)	(409)	68,157
Translation losses	(16,258)	—	—	(16,258)
Gains from derivatives	—	—	424	424
Losses on financial assets at fair value through other comprehensive income	—	(140)	—	(140)
Balance on December 31, 2022	61,382	(9,214)	15	52,183
Translation losses	(4,806)		—	(4,806)
Gains from derivatives	—	—	(608)	(608)
Losses on financial assets at fair value through other comprehensive income	—	(60)	—	(60)
Balance on December 31, 2023	56,576	(9,274)	(593)	46,709

Schedule of consolidated information presented the amounts of interest held by controlling and non-controlling shareholders

	IoTCo Brasil	Vivo Ventures	CloudCo Brasil	Total

Equity on December 31, 2021	81,185	—	76,845	158,030
Company	40,600	—	38,430	79,030
Non-controlling shareholders	40,585	—	38,415	79,000

Company	327	20,115	(27,641)	(7,199)
Capital contributions in investees	—	4,900	—	4,900
Movements in equity	(164)	15,747	(39)	15,544
Movements in the statements of income	491	(532)	(27,602)	(27,643)

Non-controlling shareholders	326	410	(27,629)	(26,893)
Capital contributions in investees	—	100	—	100
Movements in equity	(164)	321	(39)	118
Movements in the statements of income	490	(11)	(27,590)	(27,111)

Equity on December 31, 2022	81,838	20,525	21,575	123,938
Company	40,927	20,115	10,789	71,831
Non-controlling shareholders	40,911	410	10,786	52,107

Company	7,386	22,080	586	30,052
Capital contributions in investees	—	25,066	—	25,066
Movements in equity	(2,737)	—	55	(2,682)
Movements in result	10,123	(2,986)	531	7,668

Non-controlling shareholders	7,383	450	585	8,418
Capital contributions in investees	—	511	—	511
Movements in equity	(2,736)	—	55	(2,681)
Movements in result	10,119	(61)	530	10,588

Equity on December 31, 2023	96,607	43,055	22,746	162,408
Company	48,313	42,195	11,375	101,883
Non-controlling shareholders	48,294	860	11,371	60,525